Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail)	9 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 32,396
Less: interest available to be withdrawn for payment of taxes	(32,396)
Net income attributable	$ (29,637,673)
Basic and diluted weighted average shares outstanding | shares	2,317,710
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	2,317,710
Numerator: Net Loss minus Net Earnings
Net loss	$ (29,637,673)
Common Stock Subject to Mandatory Redemption [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Basic and diluted net income per share | $ / shares	$ 0.00
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ 0.00
Common Stock Subject to Non Redeemable [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding | shares	6,498,571
Basic and diluted net income per share | $ / shares	$ (4.56)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	6,498,571
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (4.56)
Numerator: Net Loss minus Net Earnings
Non-Redeemable Net Loss	$ (29,637,673)
Class A Ordinary Shares Subject To Possible Redemption [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Net income attributable	$ 0
Basic and diluted weighted average shares outstanding | shares	2,317,710
Basic and diluted net income per share | $ / shares	$ 0
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	2,317,710
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ 0
Numerator: Net Loss minus Net Earnings
Net loss	$ 0